Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes (Tables) [Abstract]
Components of income tax expense

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)		2013		2012	2011
Current income tax expense:
U.S. federal		$1,730		$982	$958
U.S. state and local		288		189	156
Non-U.S.		514		445	434
Total current income tax expense		2,532		1,616	1,548
Deferred income tax expense (benefit):
U.S. federal		113		359	464
U.S. state and local		4		39	68
Non-U.S.		(120)		(45)	(23)
Total deferred income tax expense		(3)		353	509
Total income tax expense on
continuing operations		$2,529		$1,969	$2,057
Income tax benefit from
discontinued operations	$	―	$	―	$(36)

Effective income tax rate

A reconciliation of the U.S. federal statutory rate of 35 percent to the Company's actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2013	2012	2011
U.S. statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.6)	(1.6)	(1.5)
State and local income taxes, net of
federal benefit	3.1	2.5	2.6
Non-U.S. subsidiaries earnings(a)	(2.8)	(5.2)	(4.4)
Tax settlements(b)	(1.9)	(0.2)	(1.9)
All other	0.3	―	(0.2)
Actual tax rates(a)	32.1%	30.5%	29.6%

  Results for all years primarily included tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely. In addition, 2012 and 2011 included tax benefits of $146 million and $77 million, which decreased the actual tax rates by 2.3 percent and 1.1 percent, respectively, related to the realization of certain foreign tax credits.
  Relates to the resolution of tax matters in various jurisdictions.

Components of deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2013	2012
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,813	$3,828
Employee compensation and benefits	721	761
Other	546	537
Gross deferred tax assets	5,080	5,126
Valuation allowance	(121)	(162)
Deferred tax assets after valuation allowance	4,959	4,964
Deferred tax liabilities:
Intangibles and fixed assets	1,325	1,346
Deferred revenue	453	403
Deferred interest	363	378
Asset Securitization	130	73
Other	245	306
Gross deferred tax liabilities	2,516	2,506
Net deferred tax assets	$2,443	$2,458